Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2021
Accounting Policies [Abstract]
Signigicant Accounting Policies - Schedule of Revenue Percentage by Major Customer (Table)
Charterer	2021	2020	2019
A	14%	12%	13%
B	11%	9%	11%
C	8%	9%	10%